SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPACT OF ASC 470 ON THE UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Assets [Abstract]
Nonutility plant and equipment, at cost	$ 1,108,512	$ 576,174
Accumulated depreciation and amortization, nonutility plant and equipment	(140,562)	(106,614)
Property, plant and equipment, net	3,722,769	2,809,633
Other noncurrent assets	85,657	116,059
Total noncurrent assets	971,376	836,703
Total assets	5,316,477	4,157,942	$ 3,986,304
CAPITALIZATION
Retained earnings	947,501	906,076
Reclassification of certain income tax effects to retained earnings	1,643,896	1,381,833	1,294,664	$ 1,114,752
Total capitalization	3,903,362	2,919,010
Liabilities [Abstract]
Deferred income taxes	138,081	145,504
Total noncurrent liabilities	879,393	792,555
Total capitalization and liabilities	5,316,477	4,157,942
Previously Reported
Assets [Abstract]
Nonutility plant and equipment, at cost	1,430,723	861,904
Accumulated depreciation and amortization, nonutility plant and equipment	(202,507)	(156,033)
Property, plant and equipment, net	3,983,035	3,045,944
Other noncurrent assets	78,716	94,791
Total noncurrent assets	964,435	815,435
Total assets	5,569,802	4,372,985
CAPITALIZATION
Retained earnings	1,148,297	1,075,960
Reclassification of certain income tax effects to retained earnings	1,844,692	1,551,717	1,418,978	1,236,643
Total capitalization	4,104,158	3,088,894
Liabilities [Abstract]
Deferred income taxes	190,610	190,663
Total noncurrent liabilities	931,922	837,714
Total capitalization and liabilities	5,569,802	4,372,985
Effect of Change
Assets [Abstract]
Nonutility plant and equipment, at cost	(322,211)	(285,730)
Accumulated depreciation and amortization, nonutility plant and equipment	61,945	49,419
Property, plant and equipment, net	(260,266)	(236,311)
Other noncurrent assets	6,941	21,268
Total noncurrent assets	6,941	21,268
Total assets	(253,325)	(215,043)
CAPITALIZATION
Retained earnings	(200,796)	(169,884)
Reclassification of certain income tax effects to retained earnings	(200,796)	(169,884)	$ (124,314)	$ (121,891)
Total capitalization	(200,796)	(169,884)
Liabilities [Abstract]
Deferred income taxes	(52,529)	(45,159)
Total noncurrent liabilities	(52,529)	(45,159)
Total capitalization and liabilities	$ (253,325)	$ (215,043)